Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2024	2025
ASSETS
Cash and cash equivalents	$2,442		$4,140
Prepaid expenses and other current assets, net	49,049		709,976
Amount due from intercompany-current	32,055,968		39,456,083
TOTAL ASSETS	$32,107,459		$40,170,199

LIABILITIES
Accounts payable	$38,412	$
Convertible loans	216,756		2,006,118
Accrued expenses and other current liabilities	335,563		331,885
Investment deficit in subsidiaries	43,544,549		137,728,637
Amount due to intercompany-current	174,593		658,318
TOTAL LIABILITIES	$44,309,873		$140,724,958

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 31,949,038 shares and 55,235,284 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	$1,598		$2,762
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2024 and 2025, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)	185		185
Additional paid-in capital	115,745,140		130,134,778
Statutory reserve	237,486		237,486
Accumulated deficit	(125,338,509)		(226,559,555)
Accumulated other comprehensive loss	(2,848,314)		(4,370,415)
Total shareholders’ deficit	$(12,202,414)		$(100,554,759)

Schedule of Parent Company Statements of Operations and Comprehensive Loss

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2023	2024	2025
Operating expenses:
Selling expenses	$(811,129)	$(146,929)	$(461)
General and administrative expenses	(1,496,239)	(8,231,966)	(8,032,086)
Research and development expenses	-	(2,213)	(105)
Other income	161,408	100,983	(526,409)
Share of loss in subsidiaries and VIEs	(24,315,847)	(6,225,339)	(92,661,985)
Loss before income tax provision	(26,461,807)	(14,505,464)	(101,221,046)
Provision for income tax	-	-	-
Net loss	$(26,461,807)	$(14,505,464)	$(101,221,046)

Schedule of Parent Company Statements of Cash Flow

PARENT COMPANY STATEMENTS OF CASH FLOW

	Years ended December 31,
	2023	2024	2025
Net cash used in operating activities	$(21,749,842)	$(5,476,392)	$(9,883,802)
Net cash used in investing activities	(13,000,000)	-	-
Net cash provided by financing activities	34,750,627	5,476,945	9,885,500
Net cash inflow	$785	$553	$1,698